Earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Earnings per share

24.  Earnings per share

	Three months ended March 31
US$thousand	2023	2022
Profit for the purpose of basic earnings per share being net profit attributable to owners of the Company	$5,102	$13,539
Weighted average number of ordinary shares for the purposes of basic earnings per share	1	1

Profit for the purpose of diluted earnings per share	$5,102	$13,539
Weighted average number of ordinary shares for the purposes of diluted earnings per share	1	1

Basic earnings per share	$5,102	$13,539
Diluted earnings per share	$5,102	$13,539

25.	Earnings per share

US$ thousand	2022	2021
(Loss)/profit for the purpose of basic earnings per share being net profit attributable to owners of the Company	(5,359)	166,495
Weighted average number of ordinary shares for the purposes of basic earnings per share	1	1
(Loss)/profit for the purpose of diluted earnings per share	(5,359)	166,495
Weighted average number of ordinary shares for the purposes of diluted earnings per share	1	1
Basic (loss)/earnings per share	(5,359)	166,495
Diluted (loss)/earnings per share	(5,359)	166,495

25.	Earnings per share

US$thousand	2021	2020
Profit/(loss) for the purpose of basic earnings per share being net profit attributable to owners of the Company	166,495	(29,137)
Weighted average number of ordinary shares for the purposes of basic earnings per share	1	1
Profit/(loss) for the purpose of diluted earnings per share	166,495	(29,137)
Weighted average number of ordinary shares for the purposes of diluted earnings per share	1	1
Basic earnings/(loss) per share	166,495	(29,137)
Diluted earnings/(loss) per share	166,495	(29,137)